Cash and Cash Equivalents - Details of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Cash And Cash Equivalent [Line Items]
Cash	$ 418	$ 318
Deposit accounts	1,603	1,978
Deposits with financial institution	1,020	1,193
Cash and cash equivalents	3,041	3,489
ANZ Bank, Taiwan
Cash And Cash Equivalent [Line Items]
Cash	1
Banamex Bank, Mexico (U.S. Dollar account)
Cash And Cash Equivalent [Line Items]
Cash	2	1
Bank of America, USA
Cash And Cash Equivalent [Line Items]
Cash	180	159
Bank of America, Mexico
Cash And Cash Equivalent [Line Items]
Cash	4	8
Bank of Zachodni WBK S.A., Poland
Cash And Cash Equivalent [Line Items]
Cash	3	1
Barclays Bank, UK
Cash And Cash Equivalent [Line Items]
Cash	6
Bank Leumi, Israel (Israeli Sheqel account)
Cash And Cash Equivalent [Line Items]
Cash		2
BNP Paribas Bank, Norway
Cash And Cash Equivalent [Line Items]
Cash	14	3
China Merchants Bank, China
Cash And Cash Equivalent [Line Items]
Cash	1	1
Citibank N.A., Australia
Cash And Cash Equivalent [Line Items]
Cash	34	3
Citibank N.A., Brazil
Cash And Cash Equivalent [Line Items]
Cash	2	5
Citibank N.A., China
Cash And Cash Equivalent [Line Items]
Cash	18	10
Citibank N.A., China (U.S. Dollar account)
Cash And Cash Equivalent [Line Items]
Cash	1	2
Citibank N.A., Dubai
Cash And Cash Equivalent [Line Items]
Cash	1
Citibank N.A., Costa Rica
Cash And Cash Equivalent [Line Items]
Cash		1
Citibank N.A., EEFC (U.S. Dollar account)
Cash And Cash Equivalent [Line Items]
Cash	1
Citibank N.A., Hungary
Cash And Cash Equivalent [Line Items]
Cash	1
Citibank N.A., Japan
Cash And Cash Equivalent [Line Items]
Cash	3	2
Citibank N.A., New Zealand
Cash And Cash Equivalent [Line Items]
Cash	2	2
Citibank N.A., South Africa
Cash And Cash Equivalent [Line Items]
Cash	5	2
Citibank N.A., Portugal
Cash And Cash Equivalent [Line Items]
Cash	1
Citibank N.A., USA
Cash And Cash Equivalent [Line Items]
Cash	1	12
Citibank N.A., Singapore
Cash And Cash Equivalent [Line Items]
Cash	1
Commerzbank, Germany
Cash And Cash Equivalent [Line Items]
Cash		3
Deutsche Bank, Belgium
Cash And Cash Equivalent [Line Items]
Cash	4	2
Deutsche Bank, Malaysia
Cash And Cash Equivalent [Line Items]
Cash	1	1
Deutsche Bank, Czech Republic
Cash And Cash Equivalent [Line Items]
Cash	2	1
Deutsche Bank, Czech Republic (Euro account)
Cash And Cash Equivalent [Line Items]
Cash	1	1
Deutsche Bank, Czech Republic (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash		5
Deutsche Bank, France
Cash And Cash Equivalent [Line Items]
Cash	3	1
Deutsche Bank, Germany
Cash And Cash Equivalent [Line Items]
Cash	16	8
Deutsche Bank, India
Cash And Cash Equivalent [Line Items]
Cash	7	2
Deutsche Bank, Netherlands
Cash And Cash Equivalent [Line Items]
Cash	2
Deutsche Bank, Philippines
Cash And Cash Equivalent [Line Items]
Cash	4	1
Deutsche Bank, Philippines (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash	1	1
Deutsche Bank, Poland (Euro account)
Cash And Cash Equivalent [Line Items]
Cash	1	1
Deutsche Bank, Poland (PLN account)
Cash And Cash Equivalent [Line Items]
Cash	3	2
Deutsche Bank, Singapore
Cash And Cash Equivalent [Line Items]
Cash	3	1
Deutsche Bank, Switzerland
Cash And Cash Equivalent [Line Items]
Cash	5	1
Deutsche Bank, Russia
Cash And Cash Equivalent [Line Items]
Cash	1
Deutsche Bank, United Kingdom
Cash And Cash Equivalent [Line Items]
Cash	12	4
Deutsche Bank, Russia (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash	1
Deutsche Bank-EEFC (Australian Dollar account)
Cash And Cash Equivalent [Line Items]
Cash		6
Deutsche Bank-EEFC (Euro account)
Cash And Cash Equivalent [Line Items]
Cash	5	4
Deutsche Bank-EEFC (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash	5	12
Deutsche Bank-EEFC, India (United Kingdom Pound Sterling account)
Cash And Cash Equivalent [Line Items]
Cash	1	2
Deutsche Bank, USA
Cash And Cash Equivalent [Line Items]
Cash		2
ICICI Bank-EEFC, India (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash	6	1
ICICI Bank
Cash And Cash Equivalent [Line Items]
Cash	8	8
ICICI Bank - Unpaid dividend account
Cash And Cash Equivalent [Line Items]
Cash	3	2
Nordbanken, Sweden
Cash And Cash Equivalent [Line Items]
Cash	8	5
ICICI Bank-EEFC, (United Kingdom pound sterling account)
Cash And Cash Equivalent [Line Items]
Cash	2
Raiffeisen Bank, Czech Republic
Cash And Cash Equivalent [Line Items]
Cash	1	1
HSBC Bank, United Kingdom
Cash And Cash Equivalent [Line Items]
Cash	1
Raiffeisen Bank, Romania
Cash And Cash Equivalent [Line Items]
Cash		1
Royal Bank of Canada, Canada
Cash And Cash Equivalent [Line Items]
Cash	26	13
State Bank of India, India
Cash And Cash Equivalent [Line Items]
Cash		1
Punjab National Bank, India
Cash And Cash Equivalent [Line Items]
Cash	2	1
Silicon Valley Bank, USA
Cash And Cash Equivalent [Line Items]
Cash		1
Silicon Valley Bank (Euro account)
Cash And Cash Equivalent [Line Items]
Cash		3
Union Bank of Switzerland, AG (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash		1
Splitska Banka D.D., Societe Generale Group, Croatia
Cash And Cash Equivalent [Line Items]
Cash	1
Wells Fargo Bank N.A., USA
Cash And Cash Equivalent [Line Items]
Cash		5
Axis Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts		181
Bank BGZ BNP Paribas S.A
Cash And Cash Equivalent [Line Items]
Deposit accounts	22	28
Barclays Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	31	127
Canara Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	36	40
Deutsche Bank, AG
Cash And Cash Equivalent [Line Items]
Deposit accounts	4
Citibank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	35	26
Deutsche Bank, Poland
Cash And Cash Equivalent [Line Items]
Deposit accounts	32	11
HDFC Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	383	72
HSBC Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts		77
ICICI Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	568	751
IDBI Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	38	270
IDFC Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	230	31
Indusind Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	154	29
Kotak Mahindra Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts		83
South Indian Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	69	69
Standard Chartered Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts		77
Syndicate Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts		8
Yes Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	1	98
HDFC Limited, India
Cash And Cash Equivalent [Line Items]
Deposits with financial institution	836	1,085
LIC Housing Finance Limited
Cash And Cash Equivalent [Line Items]
Deposits with financial institution	$ 184	$ 108